LONG-TERM DEBT - Additional Information (Narrative) (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate market value of debt	$ 5.3	$ 5.2